UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                     ---------

                       Gabelli Capital Series Funds, Inc.
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              --------------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS -- 99.8%
              AEROSPACE -- 0.4%
       15,000 Herley Industries Inc.+ .........$    256,650
       25,000 Titan Corp.+ ....................     454,000
        2,000 United Defense Industries Inc. ..     146,840
                                               ------------
                                                    857,490
                                               ------------
              AGRICULTURE -- 1.8%
      170,000 Archer-Daniels-Midland Co. ......   4,178,600
                                               ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
       16,100 BorgWarner Inc. .................     783,748
       29,000 CLARCOR Inc. ....................   1,506,840
      165,000 Dana Corp. ......................   2,110,350
       35,000 Modine Manufacturing Co. ........   1,026,550
       25,000 Navistar International Corp.+ ...     910,000
       85,000 Scheib (Earl) Inc.+ .............     278,375
       55,000 Standard Motor Products Inc. ....     643,500
       34,300 TransPro Inc.+ ..................     222,950
                                               ------------
                                                  7,482,313
                                               ------------
              AVIATION: PARTS AND SERVICES -- 3.4%
       14,000 Aviall Inc.+ ....................     392,000
        1,000 Barnes Group Inc. ...............      27,170
       28,000 Curtiss-Wright Corp., Cl. B .....   1,579,200
      125,000 Fairchild Corp., Cl. A+ .........     387,500
       80,000 GenCorp Inc. ....................   1,600,000
       60,000 Kaman Corp., Cl. A ..............     747,000
        2,000 Moog Inc., Cl. A+ ...............      90,400
       18,000 Precision Castparts Corp. .......   1,386,180
       30,000 Sequa Corp., Cl. A+ .............   1,555,500
                                               ------------
                                                  7,764,950
                                               ------------
              BROADCASTING -- 4.6%
       10,000 Cogeco Inc. .....................     192,196
       50,000 Fisher Communications Inc.+ .....   2,585,500
       74,000 Granite Broadcasting Corp.+ .....      22,200
      215,000 Gray Television Inc. ............   3,111,050
       50,000 Liberty Corp. ...................   2,027,500
       50,000 Lin TV Corp., Cl. A+ ............     846,500
       40,000 Paxson Communications Corp.+ ....      27,600
      160,000 Sinclair Broadcast Group Inc.,
               Cl. A ..........................   1,284,800
       38,000 Young Broadcasting Inc., Cl. A+ .     328,320
                                               ------------
                                                 10,425,666
                                               ------------
              BUSINESS SERVICES -- 0.4%
       15,000 Cendant Corp. ...................     308,100
       80,000 Nashua Corp.+ ...................     696,000
                                               ------------
                                                  1,004,100
                                               ------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              CABLE AND SATELLITE -- 3.1%
        5,000 Adelphia Communications Corp.,
               Cl. A+ .........................$      1,200
      115,000 Cablevision Systems Corp.,
               Cl. A+ .........................   3,225,750
       80,000 DIRECTV Group Inc.+ .............   1,153,600
       24,000 EchoStar Communications Corp.,
               Cl. A ..........................     702,000
       25,000 Liberty Media International Inc.,
               Cl. A+ .........................   1,093,500
      100,000 UnitedGlobalCom Inc., Cl. A+ ....     946,000
                                               ------------
                                                  7,122,050
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 3.1%
      120,000 Agere Systems Inc., Cl. B+ ......     170,400
      200,000 Corning Inc.+ ...................   2,226,000
      130,000 Lucent Technologies Inc.+ .......     357,500
       50,000 Motorola Inc. ...................     748,500
      165,000 Nortel Networks Corp.+ ..........     450,450
      100,000 Thomas & Betts Corp.+ ...........   3,230,000
                                               ------------
                                                  7,182,850
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.6%
      100,000 Xanser Corp.+ ...................     320,000
       30,000 Yahoo! Inc.+ ....................   1,017,000
                                               ------------
                                                  1,337,000
                                               ------------
              CONSUMER PRODUCTS -- 2.8%
       13,500 Alberto-Culver Co. ..............     646,110
       23,000 Gallaher Group plc, ADR .........   1,310,770
       20,000 Gillette Co. ....................   1,009,600
       23,000 National Presto Industries Inc. .     926,900
       15,000 Pactiv Corp.+ ...................     350,250
       23,000 Procter & Gamble Co. ............   1,219,000
      120,000 Revlon Inc., Cl. A+ .............     345,600
        7,000 Sony Corp., ADR .................     280,140
       61,000 Weider Nutrition
               International Inc.+ ............     371,490
                                               ------------
                                                  6,459,860
                                               ------------
              CONSUMER SERVICES -- 1.4%
       20,000 IAC/InterActiveCorp+ ............     445,400
      150,000 Rollins Inc. ....................   2,790,000
                                               ------------
                                                  3,235,400
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 4.9%
       52,000 Ampco-Pittsburgh Corp. ..........     703,560
       23,000 Baldor Electric Co. .............     593,630
       31,000 Cooper Industries Ltd., Cl. A ...   2,217,120
       30,000 Crane Co. .......................     863,700
       16,000 Greif Inc., Cl. A ...............   1,114,880
       13,500 Harbor Global Co. Ltd.+ .........     120,488
       90,000 Honeywell International Inc. ....   3,348,900
       10,000 ITT Industries Inc. .............     902,400
       73,600 Katy Industries Inc.+ ...........     279,680
       75,000 Myers Industries Inc. ...........   1,058,250
                                               ------------
                                                 11,202,608
                                               ------------
              ELECTRONICS -- 1.0%
       10,000 Creo Inc.+ ......................     160,600
       80,000 Texas Instruments Inc. ..........   2,039,200
                                               ------------
                                                  2,199,800
                                               ------------

THE GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 6.6%
      105,000 Allegheny Energy Inc.+ ..........$  2,169,300
        1,000 Anadarko Petroleum Corp. ........      76,100
      240,000 Aquila Inc.+ ....................     919,200
       45,000 CMS Energy Corp.+ ...............     586,800
       15,000 ConocoPhillips ..................   1,617,600
        4,000 Cooper Cameron Corp.+ ...........     228,840
       10,000 Devon Energy Corp. ..............     477,500
       35,000 Duquesne Light Holdings Inc. ....     627,200
       90,000 El Paso Corp. ...................     952,200
       85,000 El Paso Electric Co.+ ...........   1,615,000
       18,000 Exxon Mobil Corp. ...............   1,072,800
        4,666 Florida Public Utilities Co. ....      87,721
       11,000 Kerr-McGee Corp. ................     861,630
       20,000 Mirant Corp.+ ...................       5,700
       40,000 Northeast Utilities .............     770,800
       15,000 NSTAR ...........................     814,500
       17,000 Progress Energy Inc., CVO+ ......       2,210
       10,000 Royal Dutch Petroleum Co. .......     600,400
       22,500 RPC Inc. ........................     341,775
       30,000 Southwest Gas Corp. .............     724,800
        7,000 Unocal Corp. ....................     431,830
                                               ------------
                                                 14,983,906
                                               ------------
              ENTERTAINMENT -- 8.8%
       40,000 Dover Motorsports Inc. ..........     202,000
      190,000 Gemstar-TV Guide
               International Inc.+ ............     826,500
       46,000 Grupo Televisa SA, ADR ..........   2,704,800
      400,000 Liberty Media Corp., Cl. A+ .....   4,148,000
      135,000 The Walt Disney Co. .............   3,878,550
      200,000 Time Warner Inc.+ ...............   3,510,000
       50,000 Topps Co. Inc. ..................     460,500
       80,000 Viacom Inc., Cl. A ..............   2,803,200
       50,000 Vivendi Universal SA, ADR+ ......   1,530,000
                                               ------------
                                                 20,063,550
                                               ------------
              ENVIRONMENTAL SERVICES -- 1.7%
       90,000 Allied Waste Industries Inc.+ ...     657,900
       12,000 Catalytica Energy Systems Inc.+ .      24,600
      110,000 Waste Management Inc. ...........   3,173,500
                                               ------------
                                                  3,856,000
                                               ------------
              EQUIPMENT AND SUPPLIES -- 5.1%
       47,000 AMETEK Inc. .....................   1,891,750
       50,000 Baldwin Technology Co. Inc.,
               Cl. A+ .........................     120,000
       25,000 Belden CDT Inc. .................     555,250
        5,000 C&D Technologies Inc. ...........      50,250
       40,000 Capstone Turbine Corp.+ .........      62,000
       10,000 CIRCOR International Inc. .......     246,500
      125,000 CTS Corp. .......................   1,625,000
       16,000 CUNO Inc.+ ......................     822,240
       21,000 Eastern Co. .....................     464,100
      200,000 Fedders Corp. ...................     556,000

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------

       35,000 Flowserve Corp.+ ................$    905,450
       34,000 Franklin Electric Co. Inc. ......   1,282,820
       55,000 GrafTech International Ltd.+ ....     312,950
       30,000 IDEX Corp. ......................   1,210,500
        3,000 Imagistics International Inc.+ ..     104,790
       10,000 Robbins & Myers Inc. ............     220,100
       35,000 Watts Water Technologies Inc.,
               Cl. A ..........................   1,141,350
                                               ------------
                                                 11,571,050
                                               ------------
              FINANCIAL SERVICES -- 4.0%
       95,000 American Express Co. ............   4,880,150
       40,000 Argonaut Group Inc.+ ............     848,800
       20,000 Bank of New York Co. Inc. .......     581,000
       12,500 BKF Capital Group Inc. ..........     500,125
       13,000 Deutsche Bank AG, ADR ...........   1,120,600
      163,000 Epoch Holding Corp.+ ............     774,250
       13,000 Midland Co. .....................     409,630
                                               ------------
                                                  9,114,555
                                               ------------
              FOOD AND BEVERAGE -- 10.2%
        5,000 Allied Domecq plc, ADR ..........     203,350
       20,000 Brown-Forman Corp., Cl. A .......   1,101,000
       30,000 Campbell Soup Co. ...............     870,600
       55,000 Coca-Cola Co. ...................   2,291,850
        1,000 Coca-Cola Femsa SA de CV, ADR ...      24,170
       40,000 Corn Products International Inc.    1,039,600
      100,000 Del Monte Foods Co.+ ............   1,085,000
       51,000 Diageo plc, ADR .................   2,901,900
       50,000 Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A ...........   4,038,500
        1,000 Fomento Economico Mexicano
               SA de CV, ADR ..................      53,550
       70,000 General Mills Inc. ..............   3,440,500
       70,000 Heinz (H.J.) Co. ................   2,578,800
        3,000 Kellogg Co. .....................     129,810
       60,000 PepsiAmericas Inc. ..............   1,359,600
       21,218 Tootsie Roll Industries Inc. ....     636,540
       23,000 Wrigley (Wm.) Jr. Co. ...........   1,508,110
                                               ------------
                                                 23,262,880
                                               ------------
              HEALTH CARE -- 3.4%
       10,000 Accredo Health Inc.+ ............     444,100
        3,000 Chemed Corp. ....................     229,440
        5,000 DENTSPLY International Inc. .....     272,050
       11,000 Henry Schein Inc.+ ..............     394,240
       24,000 INAMED Corp.+ ...................   1,677,120
        2,000 Invitrogen Corp.+ ...............     138,400
       15,000 IVAX Corp.+ .....................     296,550
        6,000 Johnson & Johnson ...............     402,960
       10,000 NeighborCare Inc.+ ..............     292,500
        4,000 Patterson Companies Inc.+ .......     199,800
      130,000 Pfizer Inc. .....................   3,415,100
       60,000 TL Administration Corp.+ ........       1,200
                                               ------------
                                                  7,763,460
                                               ------------

THE GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING -- 6.5%
       60,000 Aztar Corp.+ ....................$  1,713,600
       20,000 Dover Downs Gaming &
               Entertainment Inc. .............     249,000
       55,000 Gaylord Entertainment Co.+ ......   2,222,000
      500,000 Hilton Group plc ................   2,844,075
      100,000 Hilton Hotels Corp. .............   2,235,000
       13,500 Kerzner International Ltd.+ .....     826,605
       40,000 Mandalay Resort Group ...........   2,819,600
       29,000 MGM Mirage+ .....................   2,053,780
                                               ------------
                                                 14,963,660
                                               ------------
              MACHINERY -- 1.2%
       75,000 CNH Global NV ...................   1,409,250
       21,000 Deere & Co. .....................   1,409,730
                                               ------------
                                                  2,818,980
                                               ------------
              MANUFACTURED HOUSING AND
              RECREATIONAL VEHICLES -- 0.9%
        2,000 Cavco Industries Inc.+ ..........      48,362
      150,000 Champion Enterprises Inc.+ ......   1,410,000
       15,500 Skyline Corp. ...................     596,595
                                               ------------
                                                  2,054,957
                                               ------------
              METALS AND MINING -- 0.4%
       20,000 Newmont Mining Corp. ............     845,000
                                               ------------
              PUBLISHING -- 8.5%
       13,000 Journal Communications Inc.,
               Cl. A ..........................     215,150
       10,000 Knight-Ridder Inc. ..............     672,500
       10,000 Lee Enterprises Inc. ............     434,000
       22,000 McClatchy Co., Cl. A ............   1,631,520
       16,000 Media General Inc., Cl. A .......     989,600
        8,000 Meredith Corp. ..................     374,000
       58,000 New York Times Co., Cl. A .......   2,121,640
      257,200 News Corp., Cl. A ...............   4,351,824
      130,000 Penton Media Inc.+ ..............      21,450
      440,000 PRIMEDIA Inc.+ ..................   1,914,000
       33,700 Pulitzer Inc. ...................   2,147,701
       60,000 Reader's Digest Association Inc.    1,038,600
       15,000 Scripps (E.W.) Co., Cl. A .......     731,250
       55,100 Thomas Nelson Inc. ..............   1,303,115
       40,000 Tribune Co. .....................   1,594,800
                                               ------------
                                                 19,541,150
                                               ------------
              REAL ESTATE -- 0.5%
       47,000 Griffin Land & Nurseries Inc.+ ..   1,222,000
                                               ------------
              RETAIL -- 1.4%
       33,750 Aaron Rents Inc., Cl. A .........     599,400
       12,000 Ingles Markets Inc., Cl. A ......     159,840
       18,000 Neiman Marcus Group Inc., Cl. A .   1,647,180
       38,000 Safeway Inc.+ ...................     704,140
                                               ------------
                                                  3,110,560
                                               ------------
              SPECIALTY CHEMICALS -- 2.7%
       70,000 Ferro Corp. .....................   1,317,400
       15,000 Great Lakes Chemical Corp. ......     481,800
        2,000 Hawkins Inc. ....................      23,960
       87,000 Hercules Inc.+ ..................   1,260,630

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
       20,000 MacDermid Inc. ..................$    650,000
       10,000 Material Sciences Corp.+ ........     134,500
      140,000 Omnova Solutions Inc.+ ..........     751,800
        5,000 Quaker Chemical Corp. ...........     102,700
       70,000 Sensient Technologies Corp. .....   1,509,200
                                               ------------
                                                  6,231,990
                                               ------------
              TELECOMMUNICATIONS -- 4.0%
       50,000 AT&T Corp. ......................     937,500
       20,000 CenturyTel Inc. .................     656,800
      300,000 Cincinnati Bell Inc.+ ...........   1,275,000
       85,000 Citizens Communications Co. .....   1,099,900
      350,000 Qwest Communications
               International Inc.+ ............   1,295,000
       40,125 Rogers Communications
               Inc., Cl. B ....................   1,093,005
      120,000 Sprint Corp. ....................   2,730,000
                                               ------------
                                                  9,087,205
                                               ------------
              WIRELESS COMMUNICATIONS -- 3.1%
      900,000 O2 plc+ .........................   2,028,175
       25,000 Price Communications Corp.+ .....     437,500
        5,000 Telephone and Data Systems Inc. .     408,000
       40,000 United States Cellular Corp.+ ...   1,825,200
      103,000 UNOVA Inc.+ .....................   2,126,950
       10,000 Western Wireless Corp., Cl. A+ ..     379,600
                                               ------------
                                                  7,205,425
                                               ------------
              TOTAL COMMON STOCKS ............. 228,149,015
                                               ------------
     PRINCIPAL
      AMOUNT
      ------
              U.S.  GOVERNMENT  OBLIGATIONS -- 0.2%
     $512,000 U.S. Treasury Bills,
               2.611% to 2.767%++,
               04/28/05 to 07/07/05 ...........     509,210
                                               ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $179,111,977) ............ 228,658,225
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ..................$179,111,977
                                               ============
              Gross unrealized appreciation ...$ 58,912,451
              Gross unrealized depreciation ...  (9,366,203)
                                               ------------
              Net unrealized appreciation
               (depreciation) .................$ 49,546,248
                                               ============
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
            ------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.